Document And Entity Information	Apr. 27, 2021
Document Information [Line Items]
Entity, Registrant Name	ETHAN ALLEN INTERIORS INC.
Document, Type	8-K
Document, Period End Date	Apr. 27, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-11692
Entity, Tax Identification Number	06-1275288
Entity, Address, Address Line One	25 Lake Avenue Ext.
Entity, Address, City or Town	Danbury
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06811-5286
City Area Code	203
Local Phone Number	743-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ETH
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000896156